SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Additional Financial Information Disclosure [Text Block]
10.	SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

For year ended	December 31, 2013		December 31, 2012		December 31, 2011

Cash paid during the period for:	$		$		$
Interest		-		-		46,699
Income taxes		-		-		-